Guarantor and Non-Guarantor Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor and Non-Guarantor Financial Statements [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables—current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories, net	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Short-term borrowings	—	—	—	—	—	—
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables—current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other postretirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables—non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306.349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Balance Sheet

December 31, 2011

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$67,697	$—	$—	$16	$55,575	$12,106
Intercompany receivables—current	—	(59,347)	—	—	36,073	23,274
Accounts receivable, net	256,679	—	—	—	238,495	18,184
Related party receivables	10,760	—	—	—	10,760	—
Inventories, net	158,063	—	—	—	134,868	23,195
Deferred tax assets	37,894	—	—	1,380	36,475	39
Other current assets	15,375	—	—	58	9,346	5,971

Total current assets	546,468	(59,347)	—	1,454	521,592	82,769
Property, plant and equipment, net	153,044	—	—	—	113,328	39,716
Investment in subsidiaries	—	(1,042,250)	265,686	682,964	93,600	—
Goodwill	308,821	—	—	—	277,445	31,376
Other intangible assets, net	423,687	—	—	—	415,196	8,491
Intercompany receivables non-current	—	(8,754)	—	254,756	(246,002)	—
Deferred financing costs, net	20,176	—	—	20,176	—	—
Other long-term assets	1,822	—	—	—	1,060	762

Total assets	$1,454,018	$(1,110,351)	$265,686	$959,350	$1,176,219	$163,114

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$122,932	$—	$—	$—	$102,861	$20,071
Short-term borrowings	3,169	—	—	—	—	3,169
Current maturities of long-term debt	3,373	—	—	3,000	373	—
Related party payables	1,249	—	—	—	1,150	99
Intercompany payables—current	—	(59,347)	35	426	34,021	24,865
Accrued expenses and other current liabilities	130,980	—	—	14,485	110,543	5,952

Total current liabilities	261,703	(59,347)	35	17,911	248,948	54,156
Long-term debt, less current maturities	693,485	—	—	692,779	706	—
Pension and other postretirement liabilities	118,040	—	—	—	117,784	256
Deferred tax liabilities	112,714	—	—	(17,026)	124,362	5,378
Intercompany payables—non-current	—	(8,754)	—	—	—	8,754
Other long-term liabilities	2,425	—	—	—	1,455	970
Total shareholder’s equity (deficit)	265,651	(1,042,250)	265,651	265,686	682,964	93,600

Total liabilities and shareholder’s equity (deficit)	$1,454,018	$(1,110,351)	$265,686	$959,350	$1,176,219	$163,114

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$984,497	$(121,109)	$—	$—	$936,993	$168,613
Cost of sales	745,995	(121,109)	—	—	720,568	146,536

Gross profit	238,502	—	—	—	216,425	22,077
Operating expenses
Selling and warehousing	(67,413)	—	—	—	(60,396)	(7,017)
General and administrative	(58,662)	—	(3)	(17,779)	(36,398)	(4,482)
Amortization of acquired intangible assets	(22,165)	—	—	—	(21,246)	(919)
Retructuring costs, net	(5,877)	—	—	—	(2,477)	(3,400)
Antitrust litigation costs	(1,228)	—	—	—	(1,228)	—

Operating income (loss)	83,157	—	(3)	(17,779)	94,680	6,259
Other expense
Interest expense, net	(54,765)	—	—	(54,708)	(55)	(2)
Intercompany interest	—	—	—	22,397	(22,035)	(362)
Miscellaneous, net	(6,188)	—	1	—	(6,204)	15

Income (loss) before income taxes	22,204	—	(2)	(50,090)	66,386	5,910
Income tax (expense) benefit	(7,577)	—	—	17,320	(18,771)	(6,126)

Net income (loss) before equity in earnings of subsidiaries	14,627	—	(2)	32,730	47,615	(216)
Equity in earnings of subsidiaries	—	(61,812)	14,629	47,399	(216)	—

Net income (loss)	$14,627	$(61,812)	$14,627	$14,629	$47,399	$(216)

Comprehensive income (loss)	$5,472	$(67,375)	$27,298	$5,474	$38,244	$1,831

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$910,179	$(106,994)	$—	$—	$862,435	$154,738
Cost of sales	710,360	(106,994)	—	—	683,367	133,987

Gross profit	199,819	—	—	—	179,068	20,751
Operating expenses
Selling and warehousing	(66,212)	—	—	—	(59,281)	(6,931)
General and administrative	(41,612)	—	(34)	(6,972)	(29,253)	(5,353)
Amortization of acquired intangible assets	(20,378)	—	—	—	(19,457)	(921)
Merger and acquisition costs	(11,331)	—	—	(11,331)	—	—
Retructuring costs, net	(1,275)	—	—	—	(1,124)	(151)
Trademark impairment loss	(3,800)	—	—	—	(3,800)	—
Patent litigation costs	(387)	—	—	—	(387)	—
Antitrust litigation costs	(11,731)	—	—	—	(11,731)	—

Operating income (loss)	43,093	—	(34)	(18,303)	54,035	7,395
Other expense
Interest expense, net	(51,691)	—	—	(51,813)	(59)	181
Intercompany interest	—	—	—	20,726	(20,399)	(327)
Debt commitment fees	(5,945)	—	—	(5,945)	—	—
Miscellaneous, net	(4,974)	—	—	—	(5,206)	232

Income (loss) before income taxes	(19,517)	—	(34)	(55,335)	28,371	7,481
Income tax (expense) benefit	906	—	—	20,166	(16,584)	(2,676)

Net income (loss) before equity in earnings of subsidiaries	(18,611)	—	(34)	(35,169)	11,787	4,805
Equity in earnings of subsidiaries	—	(2,820)	(18,577)	16,592	4,805	—

Net income (loss)	$(18,611)	$(2,820)	$(18,611)	$(18,577)	$16,592	$4,805

Comprehensive income (loss)	$(53,090)	$74,030	$(56,273)	$(53,056)	$(17,887)	$96

Condensed Consolidating Statement of Comprehensive Income (Loss)

January 1, 2011 Through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net sales	$78,842	$(9,872)	$—	$75,222	$13,492
Cost of sales	60,296	(9,872)	—	58,257	11,911

Gross profit	18,546	—	—	16,965	1,581
Operating expenses
Selling and warehousing	(5,167)	—	—	(4,575)	(592)
General and administrative	(3,577)	—	—	(3,274)	(303)
Amortization of acquired intangible assets	(405)	—	—	(405)	—
Merger and acquisition costs	(5,170)	—	(5,154)	(16)	—
Stock-based compensation expense	(15,082)	—	—	(15,082)	—
Patent litigation costs	(500)	—	—	(500)	—
Antitrust litigation costs	(813)	—	—	(813)	—

Operating income (loss)	(12,168)	—	(5,154)	(7,700)	686
Other expense
Interest expense, net	(4,663)	—	(2,504)	(2,166)	7
Intercompany interest	—	—	—	30	(30)
Management fee expense	(139)	—	—	(139)	—
Loss on early extinguishment of debt	(24,153)	—	(10,004)	(14,149)	—
Miscellaneous, net	(727)	—	—	(727)	—

Income (loss) before income taxes	(41,850)	—	(17,662)	(24,851)	663
Income tax (expense) benefit	13,952	—	6,822	7,324	(194)

Net income (loss) before equity in earnings of subsidiaries	(27,898)	—	(10,840)	(17,527)	469
Equity in earnings of subsidiaries	—	16,589	(17,058)	469	—

Net income (loss)	$(27,898)	$16,589	$(27,898)	$(17,058)	$469

Comprehensive income (loss)	$(27,155)	$15,219	$(27,155)	$(16,315)	$1,096

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2010

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net sales	$944,983	$(104,564)	$—	$902,979	$146,568
Cost of sales	708,581	(104,564)	—	681,219	131,926

Gross profit	236,402	—	—	221,760	14,642
Operating expenses
Selling and warehousing	(60,550)	—	—	(53,955)	(6,595)
General and administrative	(43,005)	—	(6,472)	(31,926)	(4,607)
Amortization of acquired intangible assets	(5,219)	—	—	(5,219)	—
Retructuring costs, net	(1,655)	—	—	49	(1,704)
Stock-based compensation expense	(443)	—	—	(443)	—
Patent litigation costs	(5,869)	—	—	(5,869)	—
Antitrust litigation costs	(7,195)	—	—	(7,195)	—

Operating income (loss)	112,466	—	(6,472)	117,202	1,736
Other income (expense)
Interest expense, net	(60,829)	—	(32,837)	(27,988)	(4)
Intercompany interest	—	—	—	350	(350)
Management fee expense	(2,000)	—	—	(2,000)	—
Loss on early extinguishment of debt	(8,687)	—	(25)	(8,662)	—
Miscellaneous, net	(3,433)	—	—	(3,433)	—

Income (loss) before income taxes	37,517	—	(39,334)	75,469	1,382
Income tax (expense) benefit	(14,552)	—	12,901	(27,342)	(111)

Net income (loss) before equity in earnings of subsidiaries	22,965	—	(26,433)	48,127	1,271
Equity in earnings of subsidiaries	—	(50,743)	49,435	1,308	—

Net income (loss)	22,965	(50,743)	23,002	49,435	1,271
Less: Loss attributable to noncontrolling interest	(37)	—	—	—	(37)

Net income (loss) attributable to UCI International, Inc.	$23,002	$(50,743)	$23,002	$49,435	$1,308

Comprehensive income (loss)	$14,029	$(41,631)	$14,029	$40,462	$1,169

Condensed Consolidating Statement of Cash Flow

Condensed Cosolidating Statement of Cash Flow

Year Ended December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$51,842	$—	$(37)	$(24,668)	$59,710	$16,857

Cash flows from investing activities:
Capital expenditures	(36,786)	—	—	—	(29,136)	(7,650)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash provided by (used in) investing activities	(34,818)	—	—	—	(28,560)	(6,258)

Cash flows from financing actvities:
Issuances of debt	500	—	—	—	500	—
Debt repayments	(6,552)	—	—	(3,000)	(376)	(3,176)
Equity contribution	38	—	38	—	—	—
Intercompany dividend (paid) received	—	—	—	—	5,239	(5,239)
Change in intercompany indebtedness	—	—	—	89,237	(87,167)	(2,070)

Net cash provided by (used in) financing activities	(6,014)	—	38	86,237	(81,804)	(10,485)
Effect of exchange rate changes on cash	210	—	—	—	—	210

Net increase (decrease) in cash and cash equivalents	11,220	—	1	61,549	(50,654)	324
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$78,917	$—	$1	$61,565	$4,921	$12,430

Condensed Cosolidating Statement of Cash Flow

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$55,662	$—	$—	$(56,800)	$108,297	$4,165

Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired	(185,268)	—	—	(375,000)	180,086	9,646
Acquisition of Honeywell Automotive Parts Services
(Shanghai) Co., Ltd. Assets	(1,500)	—	—	—	—	(1,500)
Investment in subsidiaries	—	320,000	(320,000)	—	—	—
Capital expenditures	(24,675)	—	—	—	(21,172)	(3,503)
Proceeds from sale of property, plant and equipment	176	—	—	—	151	25
Decrease in restricted cash	16,290	—	—	—	16,290	—

Net cash provided by (used in) investing activities	(194,977)	320,000	(320,000)	(375,000)	175,355	4,668

Cash flows from financing activities:
Issuances of debt	3,147	—	—	—	—	3,147
Debt repayments	(3,956)	—	—	(3,000)	(288)	(668)
Payment of deferred financing costs	(20,259)	—	—	(20,259)	—	—
Payment of debt commitment fees	(5,945)	—	—	(5,945)	—	—
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)	298,500	—	—	298,500	—	—
Issuance of Senior Notes	400,000	—	—	400,000	—	—
Repayment of 2010 Credit Facility	(423,938)	—	—	—	(423,938)	—
Redemption of Senior PIK Notes, including call premium and redemption period interest	(360,115)	—	—	(360,115)	—	—
Intercompany dividend (paid) received	—	—	—	—	5,332	(5,332)
Equity contribution	320,000	(320,000)	320,000	320,000	—	—
Change in intercompany indebtedness	—	—	—	(197,365)	196,149	1,216

Net cash provided by (used in) financing activities	207,434	(320,000)	320,000	431,816	(222,745)	(1,637)
Effect of exchange rate changes on cash	(422)	—	—	—	—	(422)

Net increase in cash and cash equivalents	67,697	—	—	16	60,907	6,774
Cash and cash equivalents at beginning of period	—	—	—	—	—	—

Cash and cash equivalents at end of period	$67,697	$—	$—	$16	$60,907	$6,774

Condensed Consolidating Statement of Cash Flows

January 1, 2011 through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net cash used in operating activities	$(9,341)	$—	$(8,427)	$(865)	$(49)

Cash flows from investing activities:
Capital expenditures	(1,571)	—	—	(1,430)	(141)

Net cash used in investing activities	(1,571)	—	—	(1,430)	(141)

Cash flows from financing activities:
Debt repayments	(2,633)	—	—	(30)	(2,603)
Payment of deferred financing costs	(920)	—	(920)	—	—
Proceeds from exercise of stock options	1,077	—	1,077	—	—
Excess tax benefits from share-based payments	2,661	—	2,661	—	—
Change in intercompany indebtedness	—	—	5,609	(8,472)	2,863

Net cash provided by (used in) financing activities	185	—	8,427	(8,502)	260
Effect of exchange rate changes on cash	127	—	—	—	127

Net increase (decrease) in cash and cash equivalents	(10,600)	—	—	(10,797)	197
Cash and cash equivalents at beginning of period	200,330	—	17	190,865	9,448

Cash and cash equivalents at end of period	$189,730	$—	$17	$180,068	$9,645

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$113,340	$—	$(3,633)	$111,754	$5,219

Cash flows from investing activities:
Capital expenditures	(21,298)	—	—	(16,114)	(5,184)
Proceeds from sale of property, plant and equipment	437	—	—	352	85
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)	272	—	—	—	272
Increase in restricted cash	(6,890)	—	—	(6,890)	—

Net cash used in investing activities	(27,479)	—	—	(22,652)	(4,827)

Cash flows from financing activities:
Issuances of debt	11,917	—	—	—	11,917
Proceeds of 2010 Credit Facility	419,625	—	—	419,625	—
Payment of deferred financing costs	(9,893)	—	—	(9,893)	—
Repayment of 2006 Credit Facility	(190,000)	—	—	(190,000)	—
Redemption of Previously Outstanding Subordinated Notes	(235,512)	—	—	(235,512)	—
Debt repayments	(13,439)	—	—	(1,333)	(12,106)
Proceeds from the exercise of stock options	2	—	2	—	—
Change in intercompany indebtedness	—	—	3,619	(4,628)	1,009

Net cash provided by (used in) financing activities	(17,300)	—	3,621	(21,741)	820
Effect of exchange rate changes on cash	(173)	—	—	—	(173)

Net increase (decrease) in cash and cash equivalents	68,388	—	(12)	67,361	1,039
Cash and cash equivalents at beginning of period	131,942	—	29	123,504	8,409

Cash and cash equivalents at end of period	$200,330	$—	$17	$190,865	$9,448